Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Subclassifications of assets, liabilities and equities [Abstract]
Beginning balance	¥ 337,889	$ 53,384	¥ 360,783
Received during the year	50,095	7,915	13,639	¥ 39,558
Released to consolidated statement of profit or loss	(34,337)	(5,425)	(36,533)
Ending balance	353,647	55,874	337,889	360,783
Current (Note 28)					¥ 22,270	$ 3,519	¥ 21,939
Non-current					331,377	52,355	315,950
Total	¥ 337,889	$ 53,384	¥ 360,783	¥ 360,783	¥ 353,647	$ 55,874	¥ 337,889